Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 10/27/2026 10:37:06 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
226095397		3158710929			Coborrower Qualifying FICO	[Redacted]	[Redacted]	Verified	Field Value reflects mid score of all 3 scores or lower of 2 scores
226095504		3158710988			Appraised Value	[Redacted]	[Redacted]	Verified	Unable to verify due to missing information